Summary of Share-Based Performance-Earned Restricted Stock and Performance Stock Units Activity (Detail) - Performance Earned Restricted Stock Awards and Performance Stock Units - $ / shares shares in Thousands
	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Weighted-Average Grant-Date Fair Value
Beginning balance	$ 48.97
Shares granted	60.36	$ 52.26	$ 50.84
Shares forfeited	57.99
Shares vested	48.65
Ending balance	$ 54.90	$ 48.97
Shares
Beginning balance	1,047
Shares granted	440
Shares forfeited	(34)
Shares vested	(624)
Ending balance	829	1,047